Equity accounted investments	12 Months Ended
Dec. 31, 2019
Equity-accounted investments
EQUITY-ACCOUNTED INVESTMENTS

16.    Equity-accounted investments

Significant accounting judgements and estimates

Joint arrangements

Judgement is required to determine when the Group has joint control, which requires an assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. The Group has determined that the relevant activities for its joint arrangements are those relating to the operating and capital decisions of the arrangement, such as: the approval of the capital expenditure programme for each year, and appointing, remunerating and terminating the key management personnel or service providers of the joint arrangement. The considerations made in determining joint control are similar to those necessary to determine control over subsidiaries.

Judgement is also required to classify a joint arrangement as either a joint operation or a joint venture. Classifying the arrangement requires the Group to assess their rights and obligations arising from the arrangement. Specifically, it considers:

•The structure of the joint arrangement – whether it is structured through a separate vehicle.

•When the arrangement is structured through a separate vehicle, the Group also considers the rights and obligations arising from:

   - the legal form of the separate vehicle; and

   - the terms of the contractual arrangement.

This assessment often requires significant judgement, and a different conclusion on joint control and also whether the arrangement is a joint operation or a joint venture may materially impact the accounting.

Carrying value of Mimosa and related Mineral Reserves and Mineral Resources estimates

The Group reviews and tests the carrying value when events or changes in circumstances suggest that the carrying amount may not be recoverable by comparing expected future cash flows to the carrying value. Expected future cash flows used to determine the value in use and fair value less costs to sell of Mimosa are inherently uncertain and could materially change over time. These are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as spot and future PGM prices, discount rates, foreign currency exchange rates, estimates of costs to produce reserves and future capital expenditure. Mineral resources outside the approved mine plans are valued based on the in situ 4E ounce value. Comparable market transactions are used as a source of evidence adjusting specifically for the nature of each underlying ore body.

Accounting policy

The Group’s interest in equity-accounted investees comprise interests in associates and joint ventures.

Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Interests in associates and joint ventures are accounted for using the equity method. The interests are initially recognised at cost using the same principles as with business combinations. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of profit or loss and other comprehensive income of equity-accounted investees until the date on which significant influence or joint control ceases.

Results of associates and joint ventures are equity-accounted using the results of their most recent audited annual financial statements or unaudited management accounts. Any losses from associates are brought to account in the consolidated financial statements until the interest in such associates is written down to zero. The interest includes any long-term interests that in substance, form part of the entity’s net investment in the equity-accounted investee, for example long-term receivables for which settlement is neither planned nor likely to occur in the foreseeable future. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such associates.

The carrying value of an equity-accounted investment represents the cost of the investment, including goodwill, the proportionate share of the post-acquisition retained earnings and losses, any other movements in reserves, any impairment losses and loans to or from the equity-accounted investee. The carrying value together with any long-term interests that in substance form part of the net investment in the equity-accounted investee is assessed annually for existence of indicators of impairment and if such exist, the carrying amount is compared to the recoverable amount, being the higher of value in use or fair value less costs to sell. If an impairment in value has occurred, it is recognised in the period in which the impairment arose. Indicators of impairment include a significant or prolonged decline in the investments fair value below its carrying value.

The Group holds the following equity-accounted investments:

Figures in million - SA rand	Notes	2019	2018	2017
Rand Refinery[1]	16.1	396.9	239.3	198.4
Mimosa[2]	16.2	2,687.7	2,492.4	2,012.9
Peregrine[2]	16.3	954.1	978.0	-
Other equity-accounted investments		0.1	24.2	32.8
Total equity-accounted investments		4,038.8	3,733.9	2,244.1

[1] Associate

[2] Joint venture

16.1   Rand Refinery

Sibanye-Stillwater has a 44.4% interest in Rand Refinery Proprietary Limited (Rand Refinery), a company incorporated in South Africa, which is involved in the refining of bullion and by-products sourced from, inter alia, South African and foreign gold producing mining companies. Rand Refinery is accounted for using the equity method.

On 18 December 2014, Rand Refinery drew down R1.029 billion under a R1.2 billion subordinated shareholders loan (the Facility), with Sibanye-Stillwater’s proportional share being R384.6 million. Amounts drawn down under the Facility were repayable within two years from the first draw down date. If the loan was not repaid within two years, it would automatically convert into equity in Rand Refinery. During February 2017, Rand Refinery resolved to convert the Facility to redeemable preference shares.

There are no fixed repayment terms for the preference shares. The preference shares have a preferential right to distributions. No ordinary dividends will be declared by Rand Refinery until the preference shares have been fully redeemed. The preference shareholders do not have voting rights at shareholders' meetings. The Group accounts for the preference shares as part of the investment in Rand Refinery.

The equity-accounted investment in Rand Refinery movement for the year is as follows:

Figures in million - SA rand	2019	2018	2017
Balance at beginning of the year	239.3	198.4	72.4
Share of results of equity-accounted investee after tax[1]	344.5	143.7	124.5
Preference shares redeemed	(186.9)	(102.8)	-
Interest income on loan to equity-accounted investee capitalised	-	-	1.5
Balance at end of the year	396.9	239.3	198.4

[1] Rand Refinery is equity accounted based on its latest management accounts for the period ended 30 November, since Rand Refinery has a 31 August year-end

The Group’s interest in the summarised financial statements of Rand Refinery are:

Figures in million - SA rand	2019	2018	2017
Revenue	811.0	644.0	649.0
Total comprehensive income	777.0	434.0	374.0
Non-current assets	667.0	699.0	702.0
Current assets	1,433.0	1,088.0	669.0
Non-current liabilities	(111.0)	(44.0)	(31.0)
Current liabilities	(104.0)	(359.0)	(391.0)
Net assets/(liabilities) (100.0%)	1,885.0	1,384.0	949.0
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets/(liabilities) (44.4% (2017: 33.1%))	836.9	614.5	314.1
Preference shares redeemed	(186.9)	(102.8)	-
Dividend received	(8.2)	(8.2)	(8.2)
Fair value adjustment[1]	(35.5)	(35.5)	(35.5)
Impairment	(119.6)	(119.6)	(119.6)
Redeemable preference shares below 44.4% interest[2]	(89.8)	(109.1)	47.6
Total investment in Rand Refinery	396.9	239.3	198.4

[1] The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained

[2] Sibanye-Stillwater’s took up a 37.4% of the Facility, which is less than its current proportional interest in Rand Refinery. Rand Refinery converted the Facility into redeemable preference shares, classified within equity, and therefore Sibanye-Stillwater shares in less than its current 44.4% proportional interest of the net asset value of Rand Refinery

16.2   Mimosa

Sibanye-Stillwater has a 50% interest in Mimosa Investments Limited (Mimosa), which owns and operates the Mimosa mine, which is a Platinum mine situated in Zimbabwe and has a functional currency of US dollar.

The equity-accounted investment in Mimosa movement for the year is as follows:

Figures in million - SA rand	2019	2018	2017
Balance at the beginning of the year	2,492.4	2,012.9	2,049.3
Share of results of equity-accounted investee after tax	377.1	210.5	175.0
Dividends received	(111.0)	(87.0)	-
Foreign currency translation	(70.8)	356.0	(211.4)
Balance at end of the year	2,687.7	2,492.4	2,012.9

The Group’s interest in the summarised financial statements of Mimosa are:

Figures in million - SA rand	2019	2018	2017
Revenue	4,685.2	3,714.9	3,375.4
Amortisation and depreciation	(437.4)	(383.1)	(423.4)
Interest income	4.5	-	17.5
Finance expense	(43.5)	(26.0)	(20.0)
Income tax	(436.4)	(381.8)	(245.0)
Profit or loss	754.2	420.9	350.1
Other comprehensive income	(141.3)	712.0	72.7
Total comprehensive income	612.9	1,132.9	422.8
Non-current assets	4,723.9	4,592.3	4,007.8
Property, plant and equipment[1]	4,704.8	4,592.3	4,007.8
Right-of-use assets	19.1	-	-
Current assets	2,535.1	2,047.9	1,916.2
Cash and cash equivalents	27.9	184.8	281.5
Other current assets	2,507.2	1,863.1	1,634.7
Non-current liabilities	(1,235.4)	(1,168.1)	(993.6)
Non-current financial liabilities	(128.7)	(60.7)	(94.2)
Other non-current liabilities	(1,106.7)	(1,107.4)	(899.4)
Current liabilities	(553.0)	(384.6)	(539.1)
Current financial liabilities	(446.5)	(377.7)	(487.4)
Other current liabilities	(106.5)	(6.9)	(51.7)

Net assets (100.0%)	5,470.6	5,087.5	4,391.3
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50.0%)	2,735.3	2,543.8	2,195.7
Reconciling items[1]	(47.6)	(51.4)	(182.8)
Total investment in Mimosa	2,687.7	2,492.4	2,012.9

[1] The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture

Repatriation of funds from Zimbabwe is subject to regulatory approval in Zimbabwe.

16.3   Peregrine

On 29 June 2018, Sibanye-Stillwater announced that it had entered into an Arrangement Agreement with Regulus Resources Inc. (Regulus) and a newly formed subsidiary of Regulus, Aldebaran Resources Inc. (Aldebaran), creating a strategic partnership in order to unlock value at its Altar copper-gold project in San Juan Province, Argentina (Altar Project), currently held in the US PGM operations. Under the terms of the Arrangement Agreement, Stillwater Canada LLC, an indirect, wholly-owned subsidiary of Sibanye-Stillwater (Stillwater Canada), entered into an option and joint venture agreement with Aldebaran, whereby Aldebaran has the option to earn into a maximum 80% interest in a wholly-owned subsidiary of Stillwater Canada, Peregrine Metals Limited (Peregrine) which owns the Altar Project.

The consideration for Aldebaran to acquire up to an 80% interest in the Altar Project, included:

•An upfront cash payment of US$15 million to Sibanye-Stillwater on closing of the Arrangement Agreement;

•19.9% of the shares of Aldebaran; and

•A commitment from Aldebaran to carry the next US$30 million of spend at the Altar Project over a maximum of five years (inclusive of 2018 drilling that was conducted between February and May of 2018) as an initial earn-in of a 60% interest in the Altar Project (the Initial Earn-in).

Pursuant to the Arrangement Agreement, Aldebaran may also elect to earn-in an additional 20% interest in the Altar Project by spending an additional US$25 million over a three-year period following the Initial Earn-in.

Peregrine was a subsidiary of Stillwater Canada. On 25 October 2018, Aldebaran issued an aggregate of 15,449,555 Aldebaran shares to Sibanye-Stillwater, representing 19.9% of the current 77,635,957 issued and outstanding Aldebaran shares, and made an upfront cash payment of US$15 million to Sibanye-Stillwater in accordance with the Arrangement Agreement. From this date, Stillwater Canada and Aldebaran act together to direct the relevant activities of and, therefore, collectively control Peregrine. As a result of loss of control, Peregrine was derecognised as a subsidiary and accounted for as an equity-accounted investment. Sibanye-Stillwater has a 40% (2018; 40%) interest in Perigrine.

The equity-accounted investment in Peregrine movement for the year is as follows:

Figures in million - SA rand	2019	2018	2017
Balance at the beginning of the year	978.0	-	-
Equity-accounted investment retained on loss of control of subsidiary	-	956.0	-
Foreign currency translation	(23.9)	22.0	-
Balance at end of the year	954.1	978.0	-

The Group’s interest in the summarised financial statements of Peregrine is:

Figures in million - SA rand	2019	2018	2017
Non-current assets	1,472.4	1,714.6	-
Current assets	3.3	23.9	-
Non-current liabilities	(369.2)	(342.6)	-
Current liabilities	(1.4)	(1.3)	-
Net assets/(liabilities) (100.0%)	1,105.1	1,394.6	-
Reconciliation of the total investment in Peregrine with attributable net assets:
Net assets/(liabilities) (40%)	442.0	557.8	-
Reconciling items[1]	512.1	420.2	-
Total investment in Peregrine	954.1	978.0	-

[1] The reconciling items include the difference between the carrying amount and fair value of the Peregrine’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment